Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Statement Of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 24,600	$ 24,526
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	140,195,000	138,828,000
Common stock, outstanding	132,944,000	133,203,000